ACCRUED LIABILITIES (Q3) (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued liabilities [Abstract]
Accrued compensation/benefits	$ 344,496	$ 96,795	$ 148,683
Accrued taxes - payroll	96,404	106,299	106,299
Accrued insurance payable	51,836	69,815	60,113
Accrued property taxes	7,679	0
Product rebates/returns	4	13	32
Other	0	279	836
Total accrued liabilities	$ 500,419	$ 273,201	$ 315,963